Analysis of performance by segment - Profit after tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Group assets and liabilities
Profit (loss) from operating activities, net of tax	$ 2,772	$ 2,582	$ 2,449
Profit for the year	4,119	2,415	1,712
CITIC-Prudential Life Insurance Company Limited
Group assets and liabilities
Profit for the year	6	282	(733)
Share of post-tax result	3	141	(366)
Operating segments
Group assets and liabilities
Profit for the year	4,992	2,820	2,353
Operating segments | Hong Kong
Group assets and liabilities
Profit for the year	1,333	851	976
Operating segments | Indonesia
Group assets and liabilities
Profit for the year	224	181	156
Operating segments | Mainland China
Group assets and liabilities
Profit for the year	(24)	159	(577)
Operating segments | Malaysia
Group assets and liabilities
Profit for the year	325	296	257
Operating segments | Singapore
Group assets and liabilities
Profit for the year	966	566	512
Operating segments | Growth markets and other note
Group assets and liabilities
Profit for the year	535	503	775
Operating segments | Asset management
Group assets and liabilities
Profit for the year	1,633	264	254
Unallocated to a segment (central operations)
Group assets and liabilities
Profit for the year	$ (873)	$ (405)	$ (641)